Equity - Additional information (Details)			1 Months Ended					4 Months Ended	12 Months Ended
	Dec. 30, 2022	Mar. 12, 2021 USD ($) shares	Nov. 30, 2023 USD ($) shares	Apr. 30, 2023 USD ($) shares	Apr. 30, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Nov. 30, 2021	Apr. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 ARS ($) shares	Apr. 30, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Mar. 10, 2022 USD ($)	Mar. 10, 2022 ARS ($)
EQUITY
Share capital | $						$ 163,223,000			$ 163,223,000			$ 163,223,000	$ 163,223,000
Number of shares forfeited												12,500
Number of shares assigned to employees									113,848	113,848		146,115
Number of shares delivered									144,892	144,892		89,430
Percentage of ownership interest held by Inframerica	80.00%
AA2000
EQUITY
Total redemption value														$ 155,200,000	$ 17,225,719,240
Total redemption value, after adjustment for inflation														$ 182,300,000	$ 32,302,581,376
Cash disbursements									$ 172,000,000.0	$ 30,476,665,719
Shares assigned in December 2020
EQUITY
Number of shares fully vested		590,000
Value of shares fully vested | $		$ 1,800,000
Shares assigned in December 2021
EQUITY
Number of shares fully vested									50,000	50,000		62,500	125,000
Value of shares fully vested | $									$ 288,000			$ 360,000	$ 720,000
Number of shares forfeited												12,500
Value of shares assigned | $						$ 1,440,000
Number of shares assigned to employees						250,000
Shares assigned in April 2022
EQUITY
Value of shares assigned | $					$ 500,000
Number of shares assigned to employees					89,767
Number of shares delivered											26,930
Value of shares delivered | $											$ 150,000
Shares assigned in December 2022
EQUITY
Value of shares assigned | $												$ 314,000
Number of shares assigned to employees												56,348
Number of shares delivered | $								16,904
Value of shares delivered | $								$ 94,000
Shares assigned in April 2023
EQUITY
Value of shares assigned | $				$ 739,000
Number of shares assigned to employees				77,938
Number of shares delivered				23,381
Value of shares delivered | $				$ 221,700
Shares assigned in November 2023
EQUITY
Value of shares assigned | $			$ 340,000
Number of shares assigned to employees			35,910
Number of shares delivered			10,773
Value of shares delivered | $			$ 102,100
Corporacion America S.A.
EQUITY
Percentage of ownership interest held by Inframerica						97.22%	96.18%		97.22%	97.22%		97.22%	96.18%
Corporacion America S.A. | Minimum
EQUITY
Percentage of ownership interest held by Inframerica												96.18%	95.80%
Corporacion America S.A. | Maximum
EQUITY
Percentage of ownership interest held by Inframerica												97.22%	96.18%